Ultra-Small Company Fund
FUND SUMMARY: ULTRA-SMALL COMPANY FUND
Investment Objective:
The Ultra-Small Company Fund (the “Fund”) seeks to provide a long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Ultra-Small Company Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ultra-Small Company Fund Class N
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.92%	[1]
Other Expenses	0.31%
Total Annual Fund Operating Expenses	2.13%	[2]
[1]	Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.
[2]	Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Ultra-Small Company Fund | Class N | USD ($)	216	667	1,144	2,462

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Principal Investment Strategies:
The Fund invests in a diversified portfolio of common stocks of ultra-small companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund’s investments, “ultra-small companies” are defined as those: (i) companies that have a market capitalization the size of the smallest 20% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Cap-Based Portfolio 9 Index or the Cap-Based Portfolio 10 Index as defined by the University of Chicago’s Center for Research in Security Prices (“CRSP”). A majority of these stocks are listed on NASDAQ. On June 30, 2019, the stocks in this group generally had a market capitalization of less than $552 million. Bridgeway Capital Management, Inc. (the “Adviser”) selects stocks for the Fund using a statistical approach.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

The Fund may engage in active and frequent trading of portfolio securities.

The Fund may purchase stock market index futures in order to equitize cash.
Principal Risks:
Ultra-Small Company Risk—The market prices of ultra-small company shares typically exhibit greater volatility than small-company shares and even micro-cap company shares and much greater volatility than large-company shares. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

Market Risk—The Fund is also subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time.

Sector Risk—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

High Portfolio Turnover Risk—A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Derivatives Risk—The Fund’s use of futures to equitize cash may increase the volatility of the Fund and, if the transaction is not successful, could result in a loss to the Fund. The use of futures could produce disproportionate gains or losses, more than the principal amount invested. Investing in futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Management and Operational Risk—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Foreign Securities Risk—Investments in foreign securities can be more volatile than investments in U.S. securities. Foreign securities can be adversely affected by political, economic and market developments abroad that may not necessarily affect the U.S. economy or companies located in the United States.
Performance:
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at bridgeway.com or by calling 800-661-3550.
Ultra-Small Company Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/19 through 9/30/19 was 3.70%.

During the periods illustrated in this bar chart, the Fund's highest quarterly return and lowest quarterly return were:

	Quarter	Total Return
Highest Return:	Q2 09	38.67%
Lowest Return:	Q3 11	-26.91%

Average Annual Total Returns (For the periods ended 12/31/18)
Average Annual Total Returns - Ultra-Small Company Fund		1 Year	5 Years	10 Years
Class N		(15.68%)	(3.58%)	9.76%
Class N | Return After Taxes on Distributions	[1]	(18.10%)	(5.38%)	8.27%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(7.52%)	(2.61%)	8.11%
CRSP Cap-Based Portfolio 10 Index (reflects no deductions for fees, expenses or taxes)		(16.29%)	1.00%	14.40%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a potential tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.